As filed with the Securities and Exchange Commission on May 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22871

HCIM Trust
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615
(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

HCIM TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

PURCHASED OPTIONS - 110.9%
	Contracts	Value
Call Options - 106.6% (a)
S&P 500 Composite Stock Price Index
Expiration April 2015, Exercise Price: $23.75	40	$731,633
Expiration April 2015, Exercise Price: $24.25	55	1,003,245
Expiration April 2015, Exercise Price: $26.10	50	902,792
Expiration April 2015, Exercise Price: $182.10	40	98,417
Expiration April 2015, Exercise Price: $188.60	55	99,804
Expiration April 2015, Exercise Price: $200.00	50	36,228
Expiration May 2015, Exercise Price: $25.00	90	1,632,137
Expiration May 2015, Exercise Price: $25.75	50	902,993
Expiration May 2015, Exercise Price: $188.50	90	167,138
Expiration May 2015, Exercise Price: $197.10	50	54,588
Expiration June 2015, Exercise Price: $24.33	135	2,452,742
Expiration June 2015, Exercise Price: $27.15	35	626,030
Expiration June 2015, Exercise Price: $186.50	135	282,773
Expiration June 2015, Exercise Price: $207.40	35	16,197
Expiration July 2015, Exercise Price: $25.30	70	1,262,891
Expiration July 2015, Exercise Price: $25.75	40	719,853
Expiration July 2015, Exercise Price: $26.10	30	538,841
Expiration July 2015, Exercise Price: $193.92	70	107,563
Expiration July 2015, Exercise Price: $197.35	40	50,718
Expiration July 2015, Exercise Price: $200.00	30	32,084
Expiration August 2015, Exercise Price: $25.65	90	1,618,028
Expiration August 2015, Exercise Price: $25.75	50	898,405
Expiration August 2015, Exercise Price: $196.70	90	125,877
Expiration August 2015, Exercise Price: $197.10	50	68,433
Expiration September 2015, Exercise Price: $25.75	110	1,971,796
Expiration September 2015, Exercise Price: $26.10	30	536,714
Expiration September 2015, Exercise Price: $197.35	110	155,675
Expiration September 2015, Exercise Price: $200.00	30	36,804
Expiration October 2015, Exercise Price: $25.50	130	2,330,734
Expiration October 2015, Exercise Price: $26.00	30	536,364
Expiration October 2015, Exercise Price: $194.50	130	220,194
Expiration October 2015, Exercise Price: $199.26	30	40,542
Expiration November 2015, Exercise Price: $26.00	30	535,551
Expiration November 2015, Exercise Price: $26.10	130	2,319,423
Expiration November 2015, Exercise Price: $199.26	30	42,433
Expiration November 2015, Exercise Price: $200.00	130	177,329
Expiration December 2015, Exercise Price: $24.06	120	2,161,526
Expiration December 2015, Exercise Price: $26.97	40	708,898
Expiration December 2015, Exercise Price: $184.50	120	308,339
Expiration December 2015, Exercise Price: $205.19	40	43,704
Expiration January 2016, Exercise Price: $26.00	40	711,907
Expiration January 2016, Exercise Price: $26.97	120	2,124,117
Expiration January 2016, Exercise Price: $199.20	40	61,558
Expiration January 2016, Exercise Price: $205.19	120	139,225
Expiration February 2016, Exercise Price: $26.11	120	2,130,496
Expiration February 2016, Exercise Price: $27.32	45	793,510

Expiration February 2016, Exercise Price: $200.20	120	183,496
Expiration February 2016, Exercise Price: $209.50	45	43,633
Expiration March 2016, Exercise Price: $27.32	165	2,902,319
Expiration March 2016, Exercise Price: $209.50	165	169,817
Expiration April 2016, Exercise Price: $27.15	165	2,901,983
Expiration April 2016, Exercise Price: $207.40	165	200,173
Total Call Options		38,917,670

Put Options - 4.3% (a)
S&P 500 Composite Stock Price Index
Expiration April 2015, Exercise Price: $182.10	40	146
Expiration April 2015, Exercise Price: $188.60	55	429
Expiration April 2015, Exercise Price: $200.00	50	2,884
Expiration May 2015, Exercise Price: $188.50	90	6,195
Expiration May 2015, Exercise Price: $197.10	50	8,167
Expiration June 2015, Exercise Price: $186.50	135	18,376
Expiration June 2015, Exercise Price: $207.40	35	20,768
Expiration July 2015, Exercise Price: $193.92	70	24,114
Expiration July 2015, Exercise Price: $197.35	40	16,742
Expiration July 2015, Exercise Price: $200.00	30	14,546
Expiration August 2015, Exercise Price: $196.70	90	45,820
Expiration August 2015, Exercise Price: $197.10	50	25,955
Expiration September 2015, Exercise Price: $197.35	110	69,032
Expiration September 2015, Exercise Price: $200.00	30	21,113
Expiration October 2015, Exercise Price: $194.50	130	82,739
Expiration October 2015, Exercise Price: $199.26	30	23,077
Expiration November 2015, Exercise Price: $199.26	30	25,616
Expiration November 2015, Exercise Price: $200.00	130	114,059
Expiration December 2015, Exercise Price: $184.50	120	67,316
Expiration December 2015, Exercise Price: $205.19	40	45,918
Expiration January 2016, Exercise Price: $199.20	40	40,345
Expiration January 2016, Exercise Price: $205.19	120	147,246
Expiration February 2016, Exercise Price: $200.20	120	134,802
Expiration February 2016, Exercise Price: $209.50	45	67,076
Expiration March 2016, Exercise Price: $209.50	165	261,134
Expiration April 2016, Exercise Price: $207.40	165	258,022
Total Put Options		1,541,637

TOTAL PURCHASED OPTIONS (Cost $38,966,467)		$40,459,307

MONEY MARKET FUNDS - 1.5%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.08% (b)	554,044	554,044
TOTAL MONEY MARKET FUNDS (Cost $554,044)		$554,044

Total Investments (Cost $39,520,511) - 112.4%		41,013,351

Liabilities in Excess of Other Assets - (12.4)%		(4,519,935)
TOTAL NET ASSETS - 100.0%		$36,493,416

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at March 31, 2015.

HCIM TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND
SCHEDULE OF OPTIONS WRITTEN
March 31, 2015 (Unaudited)

OPTIONS WRITTEN - 12.4%	Contracts	Value
Call Options - 10.3%
S&P 500 Composite Stock Price Index
Expiration: April 2015, Exercise Price: $188.93	80	$142,558
Expiration: April 2015, Exercise Price: $195.00	110	130,736
Expiration: April 2015, Exercise Price: $203.50	100	43,354
Expiration: May 2015, Exercise Price: $195.45	180	221,725
Expiration: May 2015, Exercise Price: $202.00	100	70,368
Expiration: June 2015, Exercise Price: $193.55	270	399,192
Expiration: June 2015, Exercise Price: $208.80	70	26,829
Expiration: July 2015, Exercise Price: $201.12	140	138,391
Expiration: July 2015, Exercise Price: $203.77	80	64,428
Expiration: July 2015, Exercise Price: $205.75	60	40,604
Expiration: August 2015, Exercise Price: $203.90	100	89,094
Expiration: August 2015, Exercise Price: $204.17	180	157,210
Expiration: September 2015, Exercise Price: $205.15	220	195,155
Expiration: September 2015, Exercise Price: $207.30	60	45,382
Expiration: October 2015, Exercise Price: $203.45	260	278,687
Expiration: October 2015, Exercise Price: $207.00	60	51,180
Expiration: November 2015, Exercise Price: $207.90	60	52,183
Expiration: November 2015, Exercise Price: $208.90	260	211,553
Expiration: December 2015, Exercise Price: $195.50	240	416,153
Expiration: December 2015, Exercise Price: $214.01	80	49,396
Expiration: January 2016, Exercise Price: $210.00	80	70,353
Expiration: January 2016, Exercise Price: $214.49	240	156,828
Expiration: February 2016, Exercise Price: $210.50	240	219,836
Expiration: February 2016, Exercise Price: $218.00	90	50,672
Expiration: March 2016, Exercise Price: $218.80	330	194,670
Expiration: April 2016, Exercise Price: $216.70	330	245,851
Total Call Options		3,762,388

Put Options - 2.1%
S&P 500 Composite Stock Price Index
Expiration: April 2015, Exercise Price: $163.89	40	48
Expiration: April 2015, Exercise Price: $169.74	55	90
Expiration: April 2015, Exercise Price: $180.00	50	150
Expiration: May 2015, Exercise Price: $169.65	90	1,046
Expiration: May 2015, Exercise Price: $177.39	50	1,177
Expiration: June 2015, Exercise Price: $167.85	135	4,861
Expiration: June 2015, Exercise Price: $186.66	35	4,818
Expiration: July 2015, Exercise Price: $174.53	70	7,856
Expiration: July 2015, Exercise Price: $177.62	40	5,366
Expiration: July 2015, Exercise Price: $180.00	30	4,617
Expiration: August 2015, Exercise Price: $177.03	90	17,181
Expiration: August 2015, Exercise Price: $177.39	50	9,719

Expiration: September 2015, Exercise Price: $177.62	110	28,880
Expiration: September 2015, Exercise Price: $180.00	30	8,761
Expiration: October 2015, Exercise Price: $175.05	130	37,433
Expiration: October 2015, Exercise Price: $179.33	30	10,320
Expiration: November 2015, Exercise Price: $179.33	30	12,141
Expiration: November 2015, Exercise Price: $180.00	130	53,994
Expiration: December 2015, Exercise Price: $166.05	120	34,280
Expiration: December 2015, Exercise Price: $184.67	40	22,571
Expiration: January 2016, Exercise Price: $179.28	40	20,824
Expiration: January 2016, Exercise Price: $184.67	120	74,971
Expiration: February 2016, Exercise Price: $180.18	120	71,991
Expiration: February 2016, Exercise Price: $188.55	45	35,228
Expiration: March 2016, Exercise Price: $188.55	165	141,769
Expiration: April 2016, Exercise Price: $186.66	165	144,644
Total Put Options		754,736

Total Options Written (Premiums received $4,360,913) - 12.4%		$4,517,124

HCIM TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

HCIM Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's assets as of March 31, 2015 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$40,459,307	$-	$40,459,307
Money Market Funds	554,044	-	-	554,044
Total Long Investments in Securities	$554,044	$40,459,307	$-	$41,013,351

Options Written	$-	$4,517,124	$-	$4,517,124

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The average quarterly market values of purchased and written options during the period ended March 31, 2015 (Unaudited) were as follows:

Purchased options	$21,956,683
Options Written	$2,829,481

HCIM Trust
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

1.	Security Valuation
Investments by the Hatteras Disciplined Opportunity Fund (the “Disciplined Fund”) (the “Fund”), are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Repurchase agreements and demand notes are valued at amortized cost, which approximates fair value. Money market funds are valued at their net asset value.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). FLEX Options are valued by an independent third party pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility, and the level of the underlying reference entity.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Funds with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day's price, the Adviser will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before a Fund calculates its net asset value, a Fund may value its securities or fair value as determined in accordance with procedures approved by the Board.

A summary of the inputs used to value the Fund’s net assets as of March 31, 2015, is located in a table following the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GAAP establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 -	Quoted prices in active markets for identical securities.
• Level 2 -	Other significant observable inputs (including quoted prices for similar securities or the identical security on an active market, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

There were no transfers in the Fund between levels during the three months ended March 31, 2015. Transfers between levels are recognized at the end of the reporting period.

2.	Derivative Transactions
The Fund utilizes derivatives to achieve its investment strategy. The Fund uses long options to create broad market exposure while utilizing put options and short strategies to enhance market returns and reduce market losses. Specifically, the Fund uses FLEX options, whose customized exercise prices and expiration dates, allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts.

HCIM Trust
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

A description of the potential benefits and risks with each type of derivative that may be used by the Fund is summarized below:

Options - Call options give the owner the option to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and a Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the Fund, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the Fund since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation ("OCC" or the "Clearinghouse"). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter ("OTC") options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

3.	Federal Income Taxes
The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

Disciplined Fund
Cost of Investments	$39,520,511
Gross tax unrealized appreciation	2,969,659
Gross tax unrealized depreciation	(1,476,819)
Net tax unrealized appreciation	$1,492,840

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  HCIM Trust

By /s/ David B. Perkins
     David B. Perkins, Chief Executive Officer

Date  May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David B. Perkins
      David B. Perkins, Chief Executive Officer

Date  May 29, 2015

By  /s/ Lance Baker
      Lance Baker, Chief Financial Officer and Treasurer

Date  May 28, 2015